Employee Cost - Summary Of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of other notes [abstract]
Salaries and wages	₨ 33,657	$ 487	₨ 29,851	₨ 30,316
Contributions to provident and other funds	1,803	26	2,392	1,695
Share based payments	1,176	17	1,177	901
JV Employee cost allocation	(6,406)	(93)	(5,883)	(6,671)
Employee Cost	₨ 30,230	$ 437	₨ 27,537	₨ 26,241